Related Parties and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Activity for Notes Payable - Related Parties

A summary of activity for notes payable – related parties for the years months ended December 31, 2014 and 2013 are set forth below:

	Years Ended December 31,
	2014	2013
Balance, beginning	$285,860	$163,675
Related party notes assumed from the reverse merger	-	2,000
Related party payables converted to notes	-	21,513
Borrowings from related parties	10,000	42,110
Amortization of debt discount	4,703	64,001
Repayment of related party notes	(18,919)	(837)
Debt discount on shares issued with note	-	(6,602)
Balance, end	$281,644	$285,860